Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
39. Related party transactions and Directors' remuneration
Salaries and other short-term benefits	£ 41.6	£ 38.5
Pension costs	0.0	0.1
Other long-term benefits	8.2	8.7
Share-based payments	13.2	13.4
Employer social security charges on emoluments	7.2	7.4
Costs recognised for accounting purposes	70.2	68.1
Employer social security charges on emoluments	(7.2)	(7.4)
Other long-term benefits - difference between awards granted and costs recognised	0.0	(0.6)
Share-based payments - difference between awards granted and costs recognised	1.1	2.2
Total remuneration awarded	£ 64.1	£ 62.3